CONDENSED STATEMENT OF CASH FLOWS	2 Months Ended
Dec. 31, 2019 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ (1,450)
Changes in operating assets and liabilities:
Accrued expenses	1,450
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor	25,000
Proceeds from promissory note - related party	125,000
Payment of offering costs	(116,000)
Net cash provided by financing activities	34,000
Net Change in Cash	34,000
Cash - End of period	34,000
Non-Cash investing and financing activities:
Deferred offering costs included in accrued offering costs	$ 168,930